Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
8.	Intangible assets

December 31, 2018
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$290,667	$95,011	$195,656
Investment management contracts	270,600	12,145	258,455
Franchise rights	5,175	4,141	1,034
Trademarks and trade names:
Indefinite life	23,841	-	23,841
Finite life	12,851	2,853	9,998
Management contracts and other	16,533	7,907	8,626
Brokerage backlog	480	160	320
	$620,147	$122,217	$497,930

December 31, 2017
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$219,986	$74,897	$145,089
Franchise rights	5,703	4,156	1,547
Trademarks and trade names:
Indefinite life	24,121	-	24,121
Finite life	2,776	1,865	911
Management contracts and other	17,733	6,572	11,161
Brokerage backlog	310	103	207
	$270,629	$87,593	$183,036

During the year ended
December 31, 2018,
the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$90,668	9.9
Investment management contracts	270,600	12.9
Trademarks and trade names - finite life	11,632	10.9
Brokerage backlog	4,722	0.5

	$377,622	12.0

The investment management contracts relate to the acquisition of Harrison Street. The following is the estimated annual expense for amortization of the recorded intangible assets for each of the next five
years ending
December 31:

2019	$56,903
2020	53,419
2021	51,366
2022	50,690
2023	48,127